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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|            Amendment No.: _______
    This Amendment (Check only one):   |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Boyar Asset Management Inc.
Address: 35 East 21st Street
         New York, NY 10010

Form 13F File Number: 28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark A. Boyar
Title: President
Phone: 212-995-8300

Signature, place and date of signing:


/s/ Mark A. Boyar                      New York, New York        May 10, 2007
-------------------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   $326,358 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                       2

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                           BOYAR ASSET MANAGEMENT INC.

                           Form 13F Information Table
                      For the Quarter Ended March 31, 2007

COLUMN 1               COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
                        TITLE                         SHARES OR
                          OF       CUSIP      VALUE   PRINCIPAL   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER          CLASS      NUMBER   (X$1000)    AMOUNT   PRIN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
ALLTEL CORP             COMMON    20039103    13,155   212,181    SH            SOLE               212,181
AMERICAN EXPRESS CO     COMMON    25816109     1,171    20,763    SH            SOLE                20,763
AMERICAN INTL GROUP I   COMMON    26874107       540     8,030    SH            SOLE                 8,030
AMERIPRISE FINL INC     COMMON   03076C106     8,333   145,840    SH            SOLE               145,840
ARBITRON INC            COMMON   03875Q108     2,432    51,800    SH            SOLE                51,800
BANK NEW YORK INC       COMMON    64057102     9,343   230,400    SH            SOLE               230,400
CABLEVISION SYS CORP    COMMON   12686C109     7,427   244,072    SH            SOLE               244,072
CARNIVAL PAIRED CERTI   COMMON   143658300     6,214   132,600    SH            SOLE               132,600
CBS CORP NEW CL B       COMMON   124857202    13,112   428,633    SH            SOLE               428,633
CITIGROUP INC.          COMMON   172967101    17,810   346,907    SH            SOLE               346,907
COCA COLA CO            COMMON   191216100     4,536    94,500    SH            SOLE                94,500
COMCAST CORP CL A SPL   COMMON   20030N200     7,774   305,225    SH            SOLE               305,225
CVS CORP                COMMON   126650100     2,236    65,500    SH            SOLE                65,500
DELL INC                COMMON   24702R101       395    17,000    SH            SOLE                17,000
DIEBOLD INC             COMMON   253651103     6,479   135,800    SH            SOLE               135,800
DISNEY WALT PRODTNS     COMMON   254687106     6,232   181,000    SH            SOLE               181,000
DOW JONES & CO INC      COMMON   260561105     6,280   182,200    SH            SOLE               182,200
DSP GROUP INC           COMMON   23332B106     1,887    99,300    SH            SOLE                99,300
GENERAL ELEC CO         COMMON   369604103    13,603   384,700    SH            SOLE               384,700
HANOVER DIRECT INC      COMMON   410783302         7    27,513    SH            SOLE                27,513
HEINZ H J CO            COMMON   423074103     9,768   207,300    SH            SOLE               207,300
HILTON HOTEL CORP       COMMON   432848109     6,307   175,400    SH            SOLE               175,400
HOME DEPOT INC          COMMON   437076102     9,993   272,000    SH            SOLE               272,000
IHOP CORP NEW           COMMON   449623107     4,880    83,200    SH            SOLE                83,200
INFOUSA INC NEW         COMMON   456818301       269    28,000    SH            SOLE                28,000
J.P. MORGAN CHASE & C   COMMON   46625H100    16,131   333,425    SH            SOLE               333,425
JOHNSON CTLS INC        COMMON   478366107       218     2,300    SH            SOLE                 2,300
LEHMAN BROS HLDGS INC   COMMON   524908100     8,512   121,480    SH            SOLE               121,480
LIMITED INC             COMMON   532716107     8,006   307,200    SH            SOLE               307,200
MCDONALDS CORP          COMMON   580135101     8,668   192,400    SH            SOLE               192,400
MELLON FINL CORP        COMMON   58551A108     2,481    57,500    SH            SOLE                57,500
MEREDITH CORP           COMMON   589433101     3,507    61,100    SH            SOLE                61,100

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
MERRILL LYNCH & CO. I   COMMON   590188108    16,481   201,800    SH            SOLE               201,800
MGM GRAND INC           COMMON   552953101     5,131    73,800    SH            SOLE                73,800
MICROSOFT CORP          COMMON   594918104     7,451   267,348    SH            SOLE               267,348
MIDAS GROUP INC         COMMON   595626102     2,848   132,036    SH            SOLE               132,036
NASDAQ STOCK MARKET I   COMMON   631103108     1,853    63,000    SH            SOLE                63,000
ORIENT-EXPRESS HOTELS   COMMON   G67743107     3,565    59,600    SH            SOLE                59,600
PEPSIAMERICAS           COMMON   71343P200     6,660   298,400    SH            SOLE               298,400
PFIZER INC              COMMON   717081103    12,161   481,448    SH            SOLE               481,448
PLAYBOY ENTERPRISES I   COMMON   728117300     2,813   273,400    SH            SOLE               273,400
SAKS INC                COMMON   79377W108     8,403   403,200    SH            SOLE               403,200
SCHOLASTIC CORP         COMMON   807066105     6,206   199,556    SH            SOLE               199,556
TIME WARNER INC         COMMON   887317105    16,311   827,130    SH            SOLE               827,130
TRAVELERS COMPANIES I   COMMON   89417E109    14,127   272,873    SH            SOLE               272,873
UNITED PARCEL SVC INC   COMMON   911312106    10,143   144,700    SH            SOLE               144,700
VIACOM INC NEW CL B     COMMON   92553P201     2,176    52,933    SH            SOLE                52,933
WINDSTREAM CORP         COMMON   97381W104     2,323   158,166    SH            SOLE               158,166

TOTAL                                        326,358